PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 91.4% of Net Assets
	Australia – 2.1%
26,199	Brambles Ltd.	$198,930
72,076	Stockland	196,899

		395,829

	Belgium – 3.5%
9,100	KBC Group NV	456,329
4,788	Umicore S.A.	199,155

		655,484

	Denmark – 16.4%
3,466	Chr. Hansen Holding A/S	384,747
1,864	Coloplast A/S, Series B	295,423
9,863	Novo Nordisk A/S, Class B	683,354
5,602	Orsted A/S, 144A	772,294
5,923	Vestas Wind Systems A/S	957,195

		3,093,013

	France – 14.2%
1,740	Air Liquide S.A.	275,807
18,102	Credit Agricole S.A.(a)	157,938
6,203	Danone S.A.	401,799
1,649	Dassault Systemes SE	307,674
1,832	EssilorLuxottica S.A.(a)	249,402
848	L’Oreal S.A.	275,963
1,904	Orpea(a)	216,326
14,669	Suez S.A.	271,040
9,644	Valeo S.A.	296,150
2,700	Worldline S.A., 144A(a)	221,084

		2,673,183

	Germany – 7.0%
1,409	Allianz SE, (Registered)	270,429
4,402	SAP SE	685,471
2,567	Symrise AG	354,560

		1,310,460

	Hong Kong – 3.3%
62,000	AIA Group Ltd.	616,286

	Ireland – 4.5%
6,140	Kingspan Group PLC(a)	558,778
7,311	Smurfit Kappa Group PLC	286,869

		845,647

	Japan – 11.5%
3,400	Kao Corp.	255,240
26,900	Kubota Corp.	481,973
17,500	Sekisui House Ltd.	310,113
800	Shimano, Inc.	157,916

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
9,000	Takeda Pharmaceutical Co. Ltd.	$321,686
11,400	Terumo Corp.	453,888
3,600	West Japan Railway Co.	177,870

		2,158,686

	Netherlands – 9.0%
578	Adyen NV, 144A(a)	1,066,111
1,702	ASML Holding NV	628,673

		1,694,784

	Norway – 0.6%
6,695	Telenor ASA	112,401

	Switzerland – 1.6%
507	Geberit AG, (Registered)	299,953

	Taiwan – 4.8%
11,090	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	899,066

	United Kingdom – 12.9%
4,229	Croda International PLC	341,135
15,106	Halma PLC	456,380
5,442	Johnson Matthey PLC	165,371
25,124	Land Securities Group PLC	169,144
155,379	Legal & General Group PLC	379,041
21,761	Prudential PLC	312,234
1,644	Spirax-Sarco Engineering PLC	234,108
5,990	Unilever NV	363,757

		2,421,170

	Total Common Stocks (Identified Cost $13,305,809)	17,175,962

Principal Amount
Short-Term Investments – 1.9%
$354,841	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $354,841 on 10/01/2020 collateralized by $362,000 U.S. Treasury Note, 0.250% due 9/30/2025 valued at $361,972 including accrued interest(b) (Identified Cost $354,841)	354,841

	Total Investments – 93.3% (Identified Cost $13,660,650)	17,530,803
	Other assets less liabilities – 6.7%	1,257,087

	Net Assets – 100.0%	$18,787,890

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2020, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$15,504,602	82.5%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of Rule 144A holdings amounted to $2,059,489 or 11.0% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$395,829	$—	$395,829
Belgium	—	655,484	—	655,484
Denmark	772,294	2,320,719	—	3,093,013
France	—	2,673,183	—	2,673,183
Germany	—	1,310,460	—	1,310,460
Hong Kong	—	616,286	—	616,286
Ireland	—	845,647	—	845,647
Japan	—	2,158,686	—	2,158,686
Netherlands	—	1,694,784	—	1,694,784
Norway	—	112,401	—	112,401
Switzerland	—	299,953	—	299,953
Taiwan	899,066	—	—	899,066
United Kingdom	—	2,421,170	—	2,421,170

Total Common Stocks	1,671,360	15,504,602	—	17,175,962

Short-Term Investments	—	354,841	—	354,841

Total	$1,671,360	$15,859,443	$—	$17,530,803

Industry Summary at September 30, 2020 (Unaudited)

Chemicals	9.2%
Insurance	8.4
Semiconductors & Semiconductor Equipment	8.1
IT Services	6.9
Pharmaceuticals	5.3
Software	5.3
Electrical Equipment	5.1
Personal Products	4.8
Building Products	4.6
Electric Utilities	4.1
Health Care Equipment & Supplies	4.0
Machinery	3.9
Banks	3.2
Electronic Equipment, Instruments & Components	2.4
Food Products	2.1
Other Investments, less than 2% each	14.0
Short-Term Investments	1.9

Total Investments	93.3
Other assets less liabilities	6.7

Net Assets	100.0%

Currency Exposure Summary at September 30, 2020 (Unaudited)

Euro	40.1%
Danish Krone	16.4
Japanese Yen	11.5
British Pound	11.0
United States Dollar	6.7
Hong Kong Dollar	3.3
Australian Dollar	2.1
Other, less than 2% each	2.2

Total Investments	93.3
Other assets less liabilities	6.7

Net Assets	100.0%